NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement to the Prospectus dated December 17, 2004.

NEUBERGER BERMAN REGENCY FUND:
      TRUST CLASS
      INVESTOR CLASS

THE FOLLOWING REPLACES THE FIRST TWO PARAGRAPHS IN THE SECTION ENTITLED "MANAGEMENT" ON PAGE 46 OF THE TRUST CLASS PROSPECTUS AND PAGE 56 OF THE INVESTOR CLASS PROSPECTUS:

S. Basu Mullick is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has managed the fund since 2005 and has been a fund manager at Neuberger Berman Management Inc. since 1998. He previously co-managed the fund from its inception in 1999 to 2000.









THE DATE OF THIS SUPPLEMENT IS JUNE 7, 2005.

                                            NEUBERGER BERMAN
                                            A LEHMAN BROTHERS COMPANY
                                            NEUBERGER BERMAN MANAGEMENT, INC.
                                            605 Third Avenue  2nd Floor
                                            New York, NY  10158-0180
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                                            800.877.9700
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                                            800.366.6264
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